Guarantor/Non-Guarantor Subsidiary Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsidiary Issuers	Mar. 31, 2012 Subsidiary Issuers	Dec. 31, 2012 Subsidiary Issuers	Dec. 31, 2011 Subsidiary Issuers	Dec. 31, 2010 Subsidiary Issuers	Mar. 31, 2013 Combined Subsidiary Guarantors	Mar. 31, 2012 Combined Subsidiary Guarantors	Dec. 31, 2012 Combined Subsidiary Guarantors	Dec. 31, 2011 Combined Subsidiary Guarantors	Dec. 31, 2010 Combined Subsidiary Guarantors	Dec. 31, 2010 Combined Subsidiary Guarantors Adjustment	Mar. 31, 2013 Momentive Specialty Chemicals Inc.	Mar. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2011 Momentive Specialty Chemicals Inc.	Dec. 31, 2010 Momentive Specialty Chemicals Inc.	Mar. 31, 2012 Momentive Specialty Chemicals Inc. Adjustment	Dec. 31, 2011 Momentive Specialty Chemicals Inc. Adjustment	Dec. 31, 2010 Momentive Specialty Chemicals Inc. Adjustment	Mar. 31, 2013 6.625% First Priority Senior Notes Due 2020	Jan. 31, 2013 6.625% First Priority Senior Notes Due 2020	Dec. 31, 2012 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2012 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2013 8.875% Senior Secured Notes Due 2018	Dec. 31, 2012 8.875% Senior Secured Notes Due 2018	Jan. 31, 2012 8.875% Senior Secured Notes Due 2018	Jan. 31, 2010 8.875% Senior Secured Notes Due 2018	Mar. 31, 2013 9.00% Second-Priority Senior Secured Notes Due 2020	Dec. 31, 2012 9.00% Second-Priority Senior Secured Notes Due 2020	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020
Supplemental Guarantor Financial Information [Line Items]
Stated interest rate																									6.625%	6.625%	6.625%	6.625%	8.875%	8.875%	8.875%	8.875%	9.00%	9.00%	9.00%
Ownership interest						100.00%		100.00%			100.00%		100.00%
Net cash provided by (used in) operating activities	$ (33)	$ 18	$ 177	$ 171	$ 51	$ 14	$ 1	$ (59)	$ 8	$ 19	$ 9	$ 5	$ 16	$ 31	$ 5	$ 1	$ 45	$ 24	$ 88	$ (41)	$ (444)	$ 6	$ 25	$ 18
Net cash (used in) provided by investing activities	(27)	(28)	(138)	33	(105)	0	0	0	0	0	0	0	(19)	(19)	0	(1)	17	10	9	81	321	(6)	(25)	(18)
Other assets, net	90		81	72		0		0	0		0		0	0			36		38	27			192
Accumulated losses of unconsolidated subsidiaries in excess of investment	$ 0		$ 0	$ 0		$ 0		$ 0	$ 0		$ 87		$ 107	$ 0			$ 355		$ 325	$ 192			$ 192